Property and Equipment - Depreciation and Impairment (Details) - Property And Equipment [Member] - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment
Research and development expenses	kr 197	kr 140	kr 108
Selling, general and administrative expenses	36	45	38
Total	233	185	kr 146
Parent Company | Reportable Legal Entities
Property and Equipment
Research and development expenses	18	6
Selling, general and administrative expenses	5	6
Total	kr 23	kr 12